Inventories	6 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 6 - Inventories

	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Finished goods	$2,411,316	$1,960,063
Raw materials	3,542,010	3,920,818

	$5,953,326	$5,880,881

The cost of inventories recognized as an expense and included in cost of sales amounts to $26,296,118, $17,149,858 and $79,581,158 for the six months ended December 31, 2016, 2015 and 2014, respectively.